Derivative Liabilities - Senior Secured Debentures & Debenture Warrants - Schedule of Fair Value Assumptions Used (Q2) (Details)			6 Months Ended	12 Months Ended
		Oct. 24, 2017 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares
Valuation Date		Oct. 24, 2017		Jun. 30, 2019	Jun. 30, 2018
Warrant Expiration Date		Oct. 31, 2022		Oct. 31, 2022	Oct. 31, 2022
Number of warrants to purchase common stock | shares		133,750		133,750	133,750
Contracted Conversion Ratio		1		1	1
Warrants exercise price		$ 32.00	$ 32.00	$ 32.00	$ 32.00
Expected Life of Award [Member]
Warrant measurement input term				10 years	10 years
Risk Free Interest Rate [Member]
Fair Value Assumptions of Warrants, Percentage				3.15	2.37
Debenture Warrants [Member]
Valuation Date	[1]		Oct. 10, 2019
Warrant Expiration Date			Oct. 15, 2024
Number of warrants to purchase common stock | shares		125,006	133,750
Contracted Conversion Ratio			1
Debenture Warrants [Member] | Measurement Input, Spot Price [Member]
Warrants exercise price			$ 1.80
Debenture Warrants [Member] | Expected Life of Award [Member]
Warrant measurement input term			5 years
Debenture Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumptions of Warrants, Percentage			125.0
Debenture Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Assumptions of Warrants, Percentage			1.59
Debenture Warrants [Member] | Minimum [Member]
Warrants exercise price			$ 3.00
Debenture Warrants [Member] | Maximum [Member]
Warrants exercise price			$ 6.00
New Warrants [Member]
Valuation Date	[2]		Dec. 31, 2019
Warrant Expiration Date			Oct. 15, 2024
Number of warrants to purchase common stock | shares			22,667
Contracted Conversion Ratio			1
New Warrants [Member] | Measurement Input, Spot Price [Member]
Warrants exercise price			$ 5.70
New Warrants [Member] | Expected Life of Award [Member]
Warrant measurement input term			4 years 9 months 18 days
New Warrants [Member] | Measurement Input, Price Volatility [Member]
Fair Value Assumptions of Warrants, Percentage			128.9
New Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Assumptions of Warrants, Percentage			1.68
New Warrants [Member] | Minimum [Member]
Warrants exercise price			$ 3.00
New Warrants [Member] | Maximum [Member]
Warrants exercise price			$ 6.00

[1]	Debenture Warrants were modified upon the announcement of the Merger on October 10, 2019, modification included a re-pricing of the warrants to $3.00 and $6.00, fair value was calculated using a Black Scholes model.
[2]	Unexercised New Warrants were recorded at fair value on December 31, 2019 using a Black Scholes model.